File Nos. 33-13021 and 811-5086

             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                          FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[ X ]

               Pre-Effective Amendment No. _______     [   ]

              Post-Effective Amendment No.    14       [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                           OF 1940                     [ X ]

               Amendment No.     14                    [ X ]

                    CHURCHILL TAX-FREE TRUST
       (Exact Name of Registrant as Specified in Charter)

                 380 Madison Avenue, Suite 2300
                    New York, New York 10017
            (Address of Principal Executive Offices)

                         (212) 697-6666
                (Registrant's Telephone Number)

                       EDWARD M.W. HINES
                 Hollyer, Brady, Smith, Troxell,
                 Barrett, Rockett, Hines & Mone
                  551 Fifth Avenue, 27th Floor
                     New York, New York 10176
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
 ___
[___] immediately upon filing pursuant to paragraph (b) [_X_] on (April 1, 1996) pursuant to paragraph (b)
[___]  60 days after filing pursuant to paragraph (a)(i)
[___]   on (date) pursuant to paragraph (a)(i)
[___] 75 days after filing pursuant to paragraph (a)(ii) [___] on (date) pursuant to paragraph (a)(ii) of Rule 485. [_X_] This post-effective amendment designates a new effec-
       tive date for a previous post-effective amendment.

Registrant hereby declares, pursuant to Section (a)(1) of Rule 24f-2 under the Investment Company Act of 1940, that Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to that Section and that the Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1994 was filed in February 1995.

                Designation of New Effective Date
                 for Previously filed Amendment

               Post-Effective Amendment Number 13 under the
Securities Act of 1933 and 14 under the Investment Company Act of 1940 was filed pursuant to Rule 485(a) on January 29, 1996 and pursuant to that rule would become effective March 29, 1996.

               The Registrant hereby designates April 1, 1996 as the date when such amendment shall become effective.

               All information contained in the Registrant's Registration Statement as previously filed through Post-Effective Amendments Nos. 13 under the Securities Act of 1933 and 14 under the Investment Company Act of 1940 are incorporated by reference without change.

                           SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 26th day of March, 1996.


                                   CHURCHILL TAX-FREE TRUST
                                   (Registrant)

                                   By /s/ Lacy B. Herrmann
                                   _____________________________
                                     Lacy B. Herrmann, President
                                      and Chairman of the Board


               Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.

               SIGNATURE                     TITLE          DATE


/s/Lacy B. Herrmann                                    3/26/96
______________________     President, Chairman of     ___________
   Lacy B. Herrmann        the Board and Trustee
                           (Principal Executive
                           Officer)

/s/Thomas A. Christopher                               3/26/96
______________________     Trustee                    ___________
Thomas A. Christopher



/s/Douglas Dean                                        3/26/96
______________________     Trustee                    ___________
     Douglas Dean



/s/Diana P. Herrmann                                   3/26/96
______________________     Trustee                    ___________
   Diana P. Herrmann



/s/Ann R. Leven                                        3/26/96
______________________     Trustee                    ___________
     Ann R. Leven




/s/Theodore T. Mason                                   3/26/96
______________________      Trustee                   ___________
   Theodore T. Mason



/s/Anne J. Mills                                       3/26/96
______________________     Trustee                    ___________
    Anne J. Mills



/s/William J. Nightingale                              3/26/96
______________________     Trustee                    ___________
William J. Nightingale



/s/James R. Ramsey                                     3/26/96
______________________     Trustee                    ___________
    James R. Ramsey



/s/Rose F. Marotta                                     3/26/96
________________________   Chief Financial Officer    ___________
    Rose F. Marotta        (Principal Financial and
                           Accounting Officer)